Intangible Software, Net - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Capitalized software development costs	$ 211,952	$ 178,403
Useful life for amortization	Five-year